Income taxes	6 Months Ended
Sep. 30, 2019
Income Tax [Abstract]
Income taxes

13. Income taxes:

For the six months ended September 30, 2018, the difference between the effective statutory tax rate of 31% and the effective tax rate of 117.9% was mainly due to non-taxable revenue whereas non-deductible expenses increased the effective tax rate.

For the three months ended September 30, 2018, the difference between the effective statutory tax rate of 31% and the effective tax rate of 2,077.8% was mainly due to non-taxable revenue whereas non-deductible expenses increased the effective tax rate.

For the six months ended September 30, 2019, the difference between the effective statutory tax rate of 31% and the effective tax rate of 3.0% was mainly due to non-taxable revenue whereas non-deductible expenses increased the effective tax rate.

For the three months ended September 30, 2019, the difference between the effective statutory tax rate of 31% and the effective tax rate of (9.2%) was mainly due to non-taxable revenue whereas non-deductible expenses increased the effective tax rate.

Non-taxable revenueincludes approximately ¥51 billion and ¥50 billion of the tax effect from non-taxable dividend income from affiliated Nomura companies, including deemed dividend, during the six months period ended September 30, 2019 and three months period ended September 30, 2019 which decreased Nomura’s effective tax rate by 25.3% and 38.6%, respectively.